INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX

15. INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, the intermediate holding company is not subject to tax on its income or capital gains.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

The following table sets forth current and deferred portion of income tax expenses:

For the years ended December 31,
	2024	2025
	HK$	HK$

Current tax expense	-	-
Deferred tax expense	-	-
	-	-

The following table provides the reconciliation of the differences between the statutory and effective tax expenses:

	For the years ended December 31,
	2024	2025
	HK$	HK$

Income before income tax expense	3,347,275	23,479,137

Tax at Hong Kong statutory tax rate of 16.5%	552,300	3,874,058
Tax effect of tax-exempt entity	3,743	32,859
Tax effect of non-deductible expenses	2,526	(3,273)
Tax effect of non-taxable income	(62,993)	(26,720)
Tax effect of unrecognized temporary differences	17,712	-
Changes in valuation allowance	(513,288)	(3,876,924)
	-	-

MANGO FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024 and 2025

15. INCOME TAX (Continued)

The following table sets forth the significant components of the deferred tax assets of the Group:

	As of December 31,
	2024	2025
	HK$	HK$

Net operating loss carryforwards	6,103,318	2,226,394
Less: valuation allowance	(6,103,318)	(2,226,394)
	-	-

The Group had HK$36,989,810 and HK$13,493,303 unused tax losses carried forward as of December 31, 2024 and 2025. During the years ended December 31, 2024 and 2025, the Group recognized the valuation allowance of HK$6,103,318 and HK$2,226,394, respectively, against its deferred tax asset. Management determined it was more likely than not that the deferred tax asset will not be realized and recorded a 100% valuation allowance for the years ended December 31, 2024 and 2025.

The following table sets forth the movements of valuation allowance of deferred tax assets:

	For the years ended December 31,
	2024	2025
	HK$	HK$

Balance at beginning of the year	6,616,606	6,103,318
Reversals	(513,288)	(3,876,924)
Balance at end of the year	6,103,318	2,226,394